Financial instruments - Classes of financial liabilities instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Liabilities [abstract]
Non-current finance debt	$ 24,945	$ 26,423	$ 23,264
Non-current derivative financial instruments	1,173		1,207
Trade and other payables	10,450	8,335	8,369
Current finance debt	4,087	$ 3,532	2,463
Dividend payable	859		766
Current Derivative Financial Liabilities	462		352
Total	41,976		36,422
Non-financial liabilities [member]
Liabilities [abstract]
Non-current finance debt	3,191		0
Non-current derivative financial instruments	0		0
Trade and other payables	1,423		255
Current finance debt	1,148		0
Dividend payable	0		0
Current Derivative Financial Liabilities	0		0
Total	5,762		255
Amortised cost [member]
Liabilities [abstract]
Non-current finance debt	21,754		23,264
Non-current derivative financial instruments	0		0
Trade and other payables	9,027		8,115
Current finance debt	2,939		2,463
Dividend payable	859		766
Current Derivative Financial Liabilities	0		0
Total	34,580		34,608
Financial liabilities at fair value through profit or loss, category [member]
Liabilities [abstract]
Non-current finance debt	0		0
Non-current derivative financial instruments	1,173		1,207
Trade and other payables	0		0
Current finance debt	0		0
Dividend payable	0		0
Current Derivative Financial Liabilities	462		352
Total	$ 1,635		$ 1,559